Other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Current Assets [Abstract]
Value-added tax	$ 19,916	$ 17,719
Prepaid expenses	22,108	23,984
Proceeds receivable from sale of joint venture	2,975	5,950
Other short-term receivables	2,580	411
Total	$ 47,579	$ 48,064